Summary of Significant Accounting Policies - Estimates and Assumptions Impacting Fair Value of Series D Preferred Stock (Details) - $ / shares	Apr. 10, 2020	Dec. 31, 2019	Dec. 31, 2020
Estimated future value of Series D redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated future value of Series D redeemable convertible preferred stock	$ 10.00		$ 9.74
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rate	0.00%	1.56%
Time to liquidity (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time to liquidity (years)	0 years	3 months 18 days